Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

	December 31
	2018	2019
	US$	US$
Wages and bonus	25,169	26,643
Dividends	32,871	36,919
Research and development payable	3,108	5,693
License fees and royalties	6,739	9,371
Professional fees	1,867	1,772
Equipment	1,264	557
Lease liabilities	—	3,046
Others	8,401	12,075

	79,419	96,076